Schedule of Investments (unaudited) March 31, 2021	BlackRock LifePath® Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)

Equity Funds — 91.0%
BlackRock Advantage Emerging Markets Fund, Class K	1,279,048	$16,691,574
Diversified Equity Master Portfolio	$77,571,881	77,571,881
International Tilts Master Portfolio	$22,494,028	22,494,028
iShares Developed Real Estate Index Fund, Class K	655,519	6,850,174
iShares MSCI EAFE Small-Cap ETF	130,094	9,345,953

		132,953,610

Fixed-Income Funds — 2.0%
CoreAlpha Bond Master Portfolio	$459,030	459,030
iShares Core U.S. Aggregate Bond ETF	11,490	1,307,907
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,780	231,489
iShares TIPS Bond ETF(b)	5,294	664,397
Master Total Return Portfolio	$331,463	331,463

		2,994,286

Security	Shares	Value
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)	912,672	$913,220
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	8,145,235	8,145,235

		9,058,455

Total Investments — 99.2% (Cost: $115,950,807)		145,006,351

Other Assets Less Liabilities — 0.8%		1,158,960

Net Assets — 100.0%		$146,165,311

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$15,602,715	$1,271,210		$(825,396)		$15,339	$627,706	$16,691,574	1,279,048	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	9,400,514	—		(8,487,294	)(a)	—	—	913,220	912,672	853	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,121,146	2,024,089	(a)	—		—	—	8,145,235	8,145,235	424		—
CoreAlpha Bond Master Portfolio	474,526	44,601	(a)	—		(3,684)	(56,413)	459,030	$459,030	2,804		—
Diversified Equity Master Portfolio	70,677,755	13,106,871	(a)	—		2,938,597	(9,151,342)	77,571,881	$77,571,881	160,543		—
International Tilts Master Portfolio	21,173,512	3,826,917	(a)	—		1,104,455	(3,610,856)	22,494,028	$22,494,028	126,597		—
iShares Core U.S. Aggregate Bond ETF	396,764	925,691		—		—	(14,548)	1,307,907	11,490	1,281		—
iShares Developed Real Estate Index Fund, Class K	6,282,444	177,960		—		—	389,770	6,850,174	655,519	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	245,871	—		—		—	(14,382)	231,489	1,780	955		—
iShares MSCI EAFE Small-Cap ETF	8,891,925	—		—		—	454,028	9,345,953	130,094	2,236		—
iShares TIPS Bond ETF	541,747	134,139		—		—	(11,489)	664,397	5,294	—		—
Master Total Return Portfolio	340,639	54,641	(a)	—		(1,144)	(62,673)	331,463	331,463	3,951		—

						$4,053,563	$(11,450,199)	$145,006,351		$299,644		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	15	04/16/21	$1,510	$(8,425)
S&P/TSE 60 Index	21	06/17/21	3,713	21,458
FTSE/MIB Index	10	06/18/21	1,430	34,553
MSCI EAFE Index	38	06/18/21	4,165	(13,337)
Russell 2000 E-Mini Index	15	06/18/21	1,667	(45,069)
S&P 500 Micro E-Mini Index	13	06/18/21	258	6,065

				(4,755)

Short Contracts
Topix Index	5	06/10/21	882	(41,247)
FTSE 100 Index	9	06/18/21	829	(1,354)
S&P 500 E-Mini Index	5	06/18/21	992	(20,114)

				(62,715)

				$(67,470)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,512,341	USD	1,197,780	Bank of America N.A.	06/16/21	$5,761
CAD	3,619,444	USD	2,866,705	Bank of America N.A.	06/16/21	13,697

						19,458

AUD	1,856,889	USD	1,449,478	Bank of America N.A.	06/16/21	(38,642)
EUR	5,131,767	USD	6,208,741	Bank of America N.A.	06/16/21	(181,707)
JPY	150,011,154	USD	1,403,989	Bank of America N.A.	06/16/21	(48,221)

						(268,570)

						$(249,112)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$32,887,701	$—	$—	$32,887,701
Fixed-Income Funds	2,203,793	—	—	2,203,793
Money Market Funds	9,058,455	—	—	9,058,455

	$44,149,949	$—	$—	44,149,949

Investments Valued at NAV(a)				100,856,402

				$145,006,351

Derivative Financial Instruments(b)
Assets
Equity Contracts	$62,076	$—	$—	$62,076
Foreign Currency Exchange Contracts	—	19,458	—	19,458
Liabilities
Equity Contracts	(129,546)	—	—	(129,546)
Foreign Currency Exchange Contracts	—	(268,570)	—	(268,570)

	$(67,470)	$ (249,112)	$—	$(316,582)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3